Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 60.5%
Security	Shares	Value
Aerospace & Defense — 0.5%
Safran S.A.	7,792	$ 1,293,574
		$ 1,293,574
Air Freight & Logistics — 1.0%
GXO Logistics, Inc.(1)	33,821	$ 2,268,374
		$ 2,268,374
Automobiles — 0.7%
Stellantis NV	39,612	$ 812,754
Tesla, Inc.(1)	2,944	787,314
		$ 1,600,068
Banks — 3.8%
Banco Santander S.A.	413,527	$ 1,675,728
Barclays PLC	693,961	1,377,034
Citigroup, Inc.	19,617	934,946
HDFC Bank, Ltd.	20,527	1,401,584
HSBC Holdings PLC	139,566	1,159,293
ING Groep NV	21,302	310,938
Toronto-Dominion Bank (The)	15,881	1,047,292
Truist Financial Corp.	33,223	1,103,668
		$ 9,010,483
Beverages — 1.5%
Coca-Cola Co. (The)	40,758	$ 2,524,143
Diageo PLC	25,220	1,100,658
		$ 3,624,801
Biotechnology — 0.5%
CSL, Ltd.	6,801	$ 1,224,970
		$ 1,224,970
Broadline Retail — 1.6%
Amazon.com, Inc.(1)	29,102	$ 3,890,355
		$ 3,890,355
Capital Markets — 0.8%
Intercontinental Exchange, Inc.	8,465	$ 971,782
Stifel Financial Corp.	14,243	905,000
		$ 1,876,782
Security	Shares	Value
Chemicals — 0.3%
Sika AG	2,412	$ 750,705
		$ 750,705
Commercial Services & Supplies — 0.4%
Waste Management, Inc.	6,246	$ 1,023,032
		$ 1,023,032
Consumer Staples Distribution & Retail — 0.9%
Dollar Tree, Inc.(1)	13,788	$ 2,127,902
		$ 2,127,902
Electric Utilities — 1.2%
Iberdrola S.A.	121,658	$ 1,518,478
NextEra Energy, Inc.	17,114	1,254,456
		$ 2,772,934
Electrical Equipment — 1.4%
AMETEK, Inc.	8,132	$ 1,289,735
Schneider Electric SE	11,379	2,029,696
		$ 3,319,431
Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	10,288	$ 1,924,576
Halma PLC	32,859	943,641
Keyence Corp.	1,441	646,637
Keysight Technologies, Inc.(1)	3,906	629,178
Riverbed Technology, Inc.(2)	3,977	0
TE Connectivity, Ltd.	5,950	853,767
		$ 4,997,799
Entertainment — 0.9%
Walt Disney Co. (The)(1)	23,877	$ 2,122,427
		$ 2,122,427
Financial Services — 1.0%
Fidelity National Information Services, Inc.	16,581	$ 1,001,161
Visa, Inc., Class A	6,111	1,452,768
		$ 2,453,929
Food Products — 2.1%
Mondelez International, Inc., Class A	28,905	$ 2,142,728
Nestle S.A.	23,016	2,819,900
		$ 4,962,628

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation — 0.5%
Union Pacific Corp.	5,593	$ 1,297,688
		$ 1,297,688
Health Care Equipment & Supplies — 2.1%
Alcon, Inc.	12,334	$ 1,049,520
Boston Scientific Corp.(1)	37,678	1,953,604
Intuitive Surgical, Inc.(1)	3,598	1,167,191
Straumann Holding AG	5,681	940,052
		$ 5,110,367
Health Care Providers & Services — 0.5%
Elevance Health, Inc.	297	$ 140,074
UnitedHealth Group, Inc.	1,971	998,055
		$ 1,138,129
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	45,280	$ 988,462
		$ 988,462
Hotels, Restaurants & Leisure — 1.7%
Amadeus IT Group S.A.	15,389	$ 1,103,947
Compass Group PLC	77,523	2,016,965
InterContinental Hotels Group PLC	13,971	1,032,557
		$ 4,153,469
Industrial Conglomerates — 0.7%
Siemens AG	9,149	$ 1,559,375
		$ 1,559,375
Insurance — 2.3%
AIA Group, Ltd.	125,697	$ 1,257,565
Allstate Corp. (The)	8,490	956,652
Assurant, Inc.	7,504	1,009,363
AXA S.A.	35,341	1,086,342
RenaissanceRe Holdings, Ltd.	5,720	1,068,267
		$ 5,378,189
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C(1)	39,100	$ 5,204,601
		$ 5,204,601
IT Services — 0.6%
Accenture PLC, Class A	4,592	$ 1,452,679
		$ 1,452,679
Security	Shares	Value
Leisure Products — 0.4%
Yamaha Corp.	25,578	$ 991,101
		$ 991,101
Life Sciences Tools & Services — 1.2%
Danaher Corp.	6,580	$ 1,678,295
Lonza Group AG	920	534,553
Sartorius AG, PFC Shares	1,688	696,434
		$ 2,909,282
Machinery — 0.6%
Ingersoll Rand, Inc.	23,257	$ 1,517,984
		$ 1,517,984
Media — 0.5%
Dentsu Group, Inc.	32,268	$ 1,079,732
		$ 1,079,732
Metals & Mining — 0.8%
Anglo American PLC	26,945	$ 828,606
Rio Tinto, Ltd.	13,256	1,049,674
		$ 1,878,280
Multi-Utilities — 0.2%
CMS Energy Corp.	8,329	$ 508,652
		$ 508,652
Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.	5,756	$ 942,026
ConocoPhillips	20,774	2,445,515
EOG Resources, Inc.	30,347	4,021,888
Phillips 66	868	96,826
		$ 7,506,255
Personal Care Products — 0.3%
Kose Corp.	7,521	$ 736,503
		$ 736,503
Pharmaceuticals — 6.8%
AstraZeneca PLC	11,766	$ 1,690,494
Eli Lilly & Co.	10,732	4,878,231
Novo Nordisk A/S, Class B	24,134	3,891,661
Roche Holding AG PC	5,865	1,818,451
Sanofi	15,044	1,604,962
Zoetis, Inc.	11,704	2,201,405
		$ 16,085,204

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 1.5%
Recruit Holdings Co., Ltd.	37,283	$ 1,291,321
RELX PLC	37,839	1,273,536
Verisk Analytics, Inc.	4,558	1,043,509
		$ 3,608,366
Semiconductors & Semiconductor Equipment — 4.0%
ASML Holding NV	4,097	$ 2,934,553
Infineon Technologies AG	42,053	1,847,618
Micron Technology, Inc.	23,558	1,681,806
NVIDIA Corp.	2,809	1,312,618
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,702	1,755,153
		$ 9,531,748
Software — 4.4%
Adobe, Inc.(1)	4,091	$ 2,234,382
Intuit, Inc.	3,746	1,916,828
Microsoft Corp.	19,085	6,411,033
		$ 10,562,243
Specialty Retail — 1.4%
Lowe's Cos., Inc.	6,848	$ 1,604,281
TJX Cos., Inc. (The)	20,379	1,763,395
		$ 3,367,676
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	23,190	$ 4,555,675
		$ 4,555,675
Textiles, Apparel & Luxury Goods — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	1,625	$ 1,509,248
		$ 1,509,248
Trading Companies & Distributors — 1.0%
Ashtead Group PLC	11,680	$ 864,131
IMCD NV	9,611	1,456,349
		$ 2,320,480
Total Common Stocks (identified cost $92,783,382)		$144,271,582

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Leisure Products — 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26	$310	$ 237,965
		$ 237,965
Transportation — 0.1%
CryoPort, Inc., 0.75%, 12/1/26(3)	$364	$ 285,661
		$ 285,661
Total Convertible Bonds (identified cost $579,897)		$ 523,626

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Software — 0.0%
Riverbed Technology, Inc., Series A, 6.50%(2)	2,480	$ 0
Total Convertible Preferred Stocks (identified cost $74,393)		$ 0

Corporate Bonds — 35.4%
Security	Principal Amount (000's omitted)*	Value
Advertising — 0.0%(4)
Stagwell Global, LLC, 5.625%, 8/15/29(3)	18	$ 15,336
		$ 15,336
Aerospace & Defense — 1.0%
Moog, Inc., 4.25%, 12/15/27(3)	170	$ 157,692
Rolls-Royce PLC, 5.75%, 10/15/27(3)	492	485,333
Spirit AeroSystems, Inc.:
4.60%, 6/15/28	69	58,773
9.375%, 11/30/29(3)	133	142,536
TransDigm UK Holdings PLC, 6.875%, 5/15/26	200	199,201
TransDigm, Inc.:
4.625%, 1/15/29	185	165,334
5.50%, 11/15/27	106	100,570
6.25%, 3/15/26(3)	419	417,121
6.75%, 8/15/28(3)	221	221,936
7.50%, 3/15/27	327	327,167
		$ 2,275,663

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Airlines — 0.1%
American Airlines, Inc., 7.25%, 2/15/28(3)		57	$ 56,642
Deutsche Lufthansa AG, 3.50%, 7/14/29(5)	EUR	200	201,206
			$ 257,848
Auto Components — 0.1%
Forvia:
2.75%, 2/15/27(5)	EUR	100	$ 102,124
3.75%, 6/15/28(5)	EUR	100	102,937
			$ 205,061
Automobile Components — 0.6%
Clarios Global, L.P./Clarios US Finance Co.:
4.375%, 5/15/26(5)	EUR	578	$ 618,874
8.50%, 5/15/27(3)		194	196,786
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(3)(6)		200	186,085
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		111	89,665
TI Automotive Finance PLC, 3.75%, 4/15/29(5)	EUR	200	183,336
Wheel Pros, Inc., 6.50%, 5/15/29(3)		213	71,621
			$ 1,346,367
Automobiles — 0.6%
Ford Motor Co.:
3.25%, 2/12/32		364	$ 288,118
4.75%, 1/15/43		197	154,306
9.625%, 4/22/30		26	30,368
Ford Motor Credit Co., LLC:
3.37%, 11/17/23		200	198,176
4.125%, 8/17/27		555	508,358
5.125%, 6/16/25		200	194,910
			$ 1,374,236
Automotives — 0.1%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(3)		70	$ 60,102
Goodyear Tire & Rubber Co. (The), 5.00%, 7/15/29		281	259,424
			$ 319,526
Banks — 1.4%
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(7)(8)		200	$ 184,203
Bank of America Corp., Series TT, 6.125% to 4/27/27(7)(8)		89	88,626
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(8)		200	208,078
Barclays PLC, 8.00% to 3/15/29(7)(8)		200	186,500
BNP Paribas S.A., 7.75% to 8/16/29(3)(7)(8)		200	199,580
Security	Principal Amount (000's omitted)*		Value
Banks (continued)
Citigroup, Inc., Series W, 4.00% to 12/10/25(7)(8)		176	$ 158,390
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(7)(8)		220	194,700
HSBC Holdings PLC, 4.60% to 12/17/30(7)(8)		200	160,089
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)		125	115,136
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(7)(8)		251	226,000
Series S, 6.75% to 2/1/24(7)(8)		215	215,000
Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(8)		200	189,550
PNC Financial Services Group, Inc. (The), Series V, 6.20% to 9/15/27(7)(8)		100	96,500
Regions Financial Corp., Series D, 5.75% to 6/15/25(7)(8)		75	72,126
Societe Generale S.A., 5.375% to 11/18/30(3)(7)(8)		200	160,020
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(8)		200	205,960
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)		77	69,392
UBS Group AG, 4.375% to 2/10/31(3)(7)(8)		200	149,710
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(8)		200	194,221
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)		167	150,271
Zions Bancorp NA, Series I, 9.352%, (3 mo. USD LIBOR + 3.80%)(7)(9)		43	36,228
			$ 3,260,280
Biotechnology — 0.5%
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(5)	EUR	600	$ 570,061
4.75%, 10/15/28(3)		280	245,732
Grifols S.A.:
1.625%, 2/15/25(5)	EUR	200	212,522
3.20%, 5/1/25(5)	EUR	100	106,731
			$ 1,135,046
Building Products — 0.8%
Builders FirstSource, Inc.:
4.25%, 2/1/32(3)		204	$ 177,199
5.00%, 3/1/30(3)		90	84,240
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(3)		47	46,765
Standard Industries, Inc.:
2.25%, 11/21/26(5)	EUR	400	394,264
4.375%, 7/15/30(3)		275	239,025
5.00%, 2/15/27(3)		78	74,772
Victoria PLC, 3.625%, 8/24/26(5)	EUR	666	609,027
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)		346	322,253
			$ 1,947,545

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Capital Markets — 0.1%
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(7)(8)		259	$ 231,543
			$ 231,543
Casino & Gaming — 0.1%
Cinemark USA, Inc.:
5.875%, 3/15/26(3)		67	$ 63,479
8.75%, 5/1/25(3)		29	29,317
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		250	231,756
			$ 324,552
Chemicals — 0.5%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(3)		139	$ 103,745
Avient Corp., 7.125%, 8/1/30(3)		102	102,917
Herens Holdco S.a.r.l., 4.75%, 5/15/28(3)		201	153,180
NOVA Chemicals Corp.:
4.25%, 5/15/29(3)		203	168,932
4.875%, 6/1/24(3)		73	71,243
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(3)		236	210,166
Olympus Water US Holding Corp., 9.75%, 11/15/28(3)		237	229,594
Valvoline, Inc., 3.625%, 6/15/31(3)		128	105,524
			$ 1,145,301
Commercial Services & Supplies — 1.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(3)		290	$ 270,068
APi Group DE, Inc., 4.75%, 10/15/29(3)		55	49,033
Clean Harbors, Inc.:
4.875%, 7/15/27(3)		101	96,973
5.125%, 7/15/29(3)		61	58,187
6.375%, 2/1/31(3)		38	38,216
Covanta Holding Corp., 4.875%, 12/1/29(3)		430	380,154
EC Finance PLC, 3.00%, 10/15/26(5)	EUR	274	282,540
Gartner, Inc.:
3.75%, 10/1/30(3)		187	163,187
4.50%, 7/1/28(3)		151	141,301
GFL Environmental, Inc.:
3.50%, 9/1/28(3)		265	236,096
3.75%, 8/1/25(3)		130	124,387
4.75%, 6/15/29(3)		343	313,199
HealthEquity, Inc., 4.50%, 10/1/29(3)		250	224,254
Hertz Corp. (The):
4.625%, 12/1/26(3)		29	26,226
5.00%, 12/1/29(3)		230	190,232
Security	Principal Amount (000's omitted)*		Value
Commercial Services & Supplies (continued)
IPD 3 B.V., 8.00%, 6/15/28(5)	EUR	200	$ 227,158
Korn Ferry, 4.625%, 12/15/27(3)		233	219,305
Madison IAQ, LLC, 5.875%, 6/30/29(3)		323	271,324
Metis Merger Sub, LLC, 6.50%, 5/15/29(3)		439	373,593
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)		206	187,563
Paprec Holding S.A., 3.50%, 7/1/28(5)	EUR	352	352,545
PROG Holdings, Inc., 6.00%, 11/15/29(3)		139	125,924
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		235	120,131
Tervita Corp., 11.00%, 12/1/25(3)		123	129,385
			$ 4,600,981
Construction & Engineering — 0.1%
TopBuild Corp., 4.125%, 2/15/32(3)		263	$ 225,891
			$ 225,891
Construction Materials — 0.2%
Smyrna Ready Mix Concrete, LLC, 6.00%, 11/1/28(3)		454	$ 433,239
			$ 433,239
Consumer Finance — 0.2%
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	278	$ 340,495
PRA Group, Inc., 7.375%, 9/1/25(3)		217	209,197
			$ 549,692
Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(5)	EUR	400	$ 335,548
Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(3)		312	251,024
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(5)	EUR	479	447,612
LABL, Inc., 5.875%, 11/1/28(3)		66	60,326
Schoeller Packaging B.V., 6.375%, 11/1/24(5)	EUR	450	429,118
Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/1/28(3)		78	77,720
			$ 1,601,348
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		74	$ 64,804
5.50%, 6/1/28(3)		180	170,729
			$ 235,533
Distributors — 0.7%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)		346	$ 329,460
Parts Europe S.A., 7.705%, (3 mo. EURIBOR + 4.00%), 7/20/27(5)(9)	EUR	350	386,567

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Distributors (continued)
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		315	$ 280,103
5.50%, 10/15/27(3)		169	163,810
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(3)		71	71,976
7.75%, 3/15/31(3)		132	137,736
Windsor Holdings III, LLC, 8.50%, 6/15/30(3)		252	253,575
			$ 1,623,227
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(5)		750	$ 727,534
			$ 727,534
Diversified Financial Services — 0.3%
Air Lease Corp., Series B, 4.65% to 6/15/26(7)(8)		100	$ 88,931
Ally Financial, Inc., 6.70%, 2/14/33		40	37,267
Alpha Holding S.A. de CV, 9.00%, 2/10/25(3)(10)		189	2,828
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(7)(8)		250	222,187
Intrum AB, 4.875%, 8/15/25(5)	EUR	125	122,337
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.875%, 5/1/27(3)		101	93,772
9.50%, 6/1/28(3)		117	111,884
			$ 679,206
Diversified REITs — 0.2%
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(3)		250	$ 222,469
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(3)		327	295,681
			$ 518,150
Diversified Telecommunication Services — 0.4%
Level 3 Financing, Inc., 4.25%, 7/1/28(3)		324	$ 229,708
Lorca Telecom Bondco S.A., 4.00%, 9/18/27(5)	EUR	650	671,772
			$ 901,480
Electric Utilities — 1.4%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	$ 80,296
Electricite de France S.A., 7.50% to 9/6/28(5)(7)(8)	EUR	200	228,844
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		435	367,458
Security	Principal Amount (000's omitted)*		Value
Electric Utilities (continued)
FirstEnergy Corp.:
2.65%, 3/1/30		53	$ 44,714
Series B, 4.15%, 7/15/27		257	243,686
Imola Merger Corp., 4.75%, 5/15/29(3)		370	325,269
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(3)		9	8,673
4.50%, 9/15/27(3)		205	192,234
NRG Energy, Inc.:
3.375%, 2/15/29(3)		106	87,608
3.625%, 2/15/31(3)		177	139,065
3.875%, 2/15/32(3)		195	151,075
5.25%, 6/15/29(3)		122	110,215
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)		199	180,997
Sempra, 4.125% to 1/1/27, 4/1/52(8)		167	137,392
Southern California Edison Co., Series E, 9.833%, (3 mo. USD LIBOR + 4.199%)(7)(9)		101	101,111
Southern Co. (The):
Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	103,813
Series B, 4.00% to 10/15/25, 1/15/51(8)		56	52,514
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		237	220,203
TransAlta Corp., 7.75%, 11/15/29		166	172,411
Vistra Operations Co., LLC:
4.375%, 5/1/29(3)		173	152,893
5.00%, 7/31/27(3)		232	218,814
			$ 3,319,285
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., 5.00%, 12/15/29(3)		277	$ 249,581
Energizer Gamma Acquisition B.V., 3.50%, 6/30/29(5)	EUR	250	225,845
Sensata Technologies B.V., 5.00%, 10/1/25(3)		57	55,617
WESCO Distribution, Inc., 7.25%, 6/15/28(3)		153	156,166
			$ 687,209
Entertainment — 1.3%
Allwyn Entertainment Financing UK PLC, 7.25%, 4/30/30(5)	EUR	275	$ 309,184
Banijay Entertainment SASU, 5.375%, 3/1/25(3)		200	195,681
Boyne USA, Inc., 4.75%, 5/15/29(3)		141	128,869
Caesars Entertainment, Inc.:
6.25%, 7/1/25(3)		417	415,105
7.00%, 2/15/30(3)		100	101,096
8.125%, 7/1/27(3)		56	57,488
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(3)		233	216,609
Cinemark USA, Inc., 5.25%, 7/15/28(3)		206	180,398

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Entertainment (continued)
Jacobs Entertainment, Inc., 6.75%, 2/15/29(3)		278	$ 253,506
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(5)(6)	EUR	564	613,448
Resorts World Las Vegas, LLC/RWLV Capital, Inc., 8.45%, 7/27/30(3)		200	199,792
Scientific Games International, Inc., 7.00%, 5/15/28(3)		216	215,418
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(3)		225	202,702
			$ 3,089,296
Financial Services — 1.6%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(3)		145	$ 149,660
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(3)		485	463,580
9.75%, 7/15/27(3)		203	186,411
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		270	205,706
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(3)		254	231,472
Encore Capital Group, Inc.:
5.375%, 2/15/26(5)	GBP	180	204,470
7.913%, (3 mo. EURIBOR + 4.25%), 1/15/28(5)(9)	EUR	200	216,327
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		105	98,539
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(3)		315	276,656
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(3)		343	290,742
Louvre Bidco S.A.S., 6.50%, 9/30/24(5)	EUR	258	279,456
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(3)		160	150,005
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(3)		156	139,012
3.625%, 3/1/29(3)		202	172,383
4.00%, 10/15/33(3)		30	23,821
Sherwood Financing PLC, 6.00%, 11/15/26(5)	GBP	420	453,297
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(3)		348	295,040
			$ 3,836,577
Food Products — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(3)		138	$ 126,747
5.875%, 2/15/28(3)		181	176,416
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(3)		253	252,628
Darling Ingredients, Inc., 6.00%, 6/15/30(3)		110	108,446
Land O' Lakes, Inc., 8.00%(3)(7)		235	220,900
Security	Principal Amount (000's omitted)*		Value
Food Products (continued)
Nomad Foods Bondco PLC, 2.50%, 6/24/28(5)	EUR	571	$ 557,173
Pilgrim's Pride Corp., 3.50%, 3/1/32		252	203,666
			$ 1,645,976
Health Care Equipment & Supplies — 1.4%
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(5)	EUR	305	$ 283,219
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		399	389,178
LifePoint Health, Inc., 5.375%, 1/15/29(3)		200	141,773
Medline Borrower, L.P., 5.25%, 10/1/29(3)		531	471,570
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(3)		101	72,388
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		245	209,800
3.875%, 5/15/32(3)		189	157,839
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)		240	225,339
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,177
4.875%, 1/1/26		290	280,964
5.125%, 11/1/27		138	131,180
6.125%, 10/1/28		289	275,559
6.875%, 11/15/31		133	133,320
US Acute Care Solutions, LLC, 6.375%, 3/1/26(3)		400	350,000
Varex Imaging Corp., 7.875%, 10/15/27(3)		200	200,921
			$ 3,338,227
Health Care Providers & Services — 0.4%
AMN Healthcare, Inc., 4.00%, 4/15/29(3)		290	$ 257,810
Chrome Bidco SASU, 3.50%, 5/31/28(5)	EUR	300	288,139
IQVIA, Inc., 2.875%, 6/15/28(5)	EUR	150	152,040
Legacy LifePoint Health, LLC, 4.375%, 2/15/27(3)		173	149,432
ModivCare, Inc., 5.875%, 11/15/25(3)		235	218,235
			$ 1,065,656
Healthcare-Services — 0.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		75	$ 65,370
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)		179	183,161
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(3)		270	271,012
			$ 519,543
Home Builders — 0.0%(4)
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(3)		48	$ 41,588

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Home Builders (continued)
Ashton Woods USA, LLC/Ashton Woods Finance Co.: (continued)
4.625%, 4/1/30(3)		48	$ 41,091
			$ 82,679
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(3)		286	$ 262,185
4.375%, 1/15/28(3)		182	168,332
5.75%, 4/15/25(3)		66	65,653
Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	84,320
MGM Resorts International, 4.75%, 10/15/28		184	170,033
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		279	261,141
			$ 1,011,664
Household Products — 0.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(3)		96	$ 90,722
Tempur Sealy International, Inc., 3.875%, 10/15/31(3)		301	243,894
			$ 334,616
Housewares — 0.1%
ProGroup AG, 3.00%, 3/31/26(5)	EUR	163	$ 168,974
			$ 168,974
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$ 91,287
Calpine Corp.:
5.125%, 3/15/28(3)		273	247,870
5.25%, 6/1/26(3)		50	48,599
NRG Energy, Inc.:
5.75%, 1/15/28		210	200,219
10.25% to 3/15/28(3)(7)(8)		174	168,794
			$ 756,769
Industrial Conglomerates — 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		162	$ 155,760
Gatwick Airport Finance PLC, 4.375%, 4/7/26(5)	GBP	245	287,474
Paprec Holding S.A., 4.00%, 3/31/25(5)	EUR	115	124,898
			$ 568,132
Security	Principal Amount (000's omitted)*		Value
Insurance — 0.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		96	$ 91,033
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(8)		187	182,756
Galaxy Finco, Ltd., 9.25%, 7/31/27(5)	GBP	525	595,855
Jones DesLauriers Insurance Management, Inc., 10.50%, 12/15/30(3)		169	167,514
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(8)		216	173,102
Lincoln National Corp., Series C, 9.25% to 12/1/27(7)(8)		38	40,376
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(8)		60	54,723
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(7)(8)		222	213,621
			$ 1,518,980
Internet — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(3)		200	$ 188,823
			$ 188,823
Internet & Direct Marketing Retail — 0.2%
Arches Buyer, Inc.:
4.25%, 6/1/28(3)		82	$ 71,424
6.125%, 12/1/28(3)		313	269,886
Match Group Holdings II, LLC, 3.625%, 10/1/31(3)		273	224,979
			$ 566,289
Leisure Products — 0.7%
Life Time, Inc.:
5.75%, 1/15/26(3)		199	$ 195,256
8.00%, 4/15/26(3)		278	278,225
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(3)		114	117,825
Lindblad Expeditions, LLC, 6.75%, 2/15/27(3)		67	64,566
NCL Corp., Ltd.:
3.625%, 12/15/24(3)		54	51,908
5.875%, 3/15/26(3)		106	100,399
5.875%, 2/15/27(3)		67	65,307
7.75%, 2/15/29(3)		56	53,679
NCL Finance, Ltd., 6.125%, 3/15/28(3)		136	123,882
Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27(3)		201	219,657
Sabre GLBL, Inc.:
9.25%, 4/15/25(3)		16	15,019
11.25%, 12/15/27(3)		124	109,780
Viking Cruises, Ltd., 7.00%, 2/15/29(3)		104	98,114
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(3)		66	61,455
			$ 1,555,072

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Life Sciences Tools & Services — 0.1%
W.R. Grace Holdings, LLC:
4.875%, 6/15/27(3)		245	$ 231,250
7.375%, 3/1/31(3)		73	72,764
			$ 304,014
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 1/1/31(3)		140	$ 150,292
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(5)	EUR	236	237,828
			$ 388,120
Media — 1.9%
Altice France S.A., 8.125%, 2/1/27(3)		458	$ 375,192
Audacy Capital Corp., 6.75%, 3/31/29(3)		261	5,873
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(3)		308	200,688
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)		338	278,171
4.50%, 8/15/30(3)		343	290,932
4.75%, 3/1/30(3)		322	279,389
4.75%, 2/1/32(3)		139	114,885
5.375%, 6/1/29(3)		110	100,623
6.375%, 9/1/29(3)		253	242,141
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(3)		237	198,459
CMG Media Corp., 8.875%, 12/15/27(3)		308	240,764
DISH Network Corp., 11.75%, 11/15/27(3)		160	161,278
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(3)		205	169,740
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(3)		57	50,102
8.00%, 8/1/29(3)		212	182,544
National CineMedia, LLC:
5.75%, 8/15/26(10)		189	8,033
5.875%, 4/15/28(3)(10)		245	74,945
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)		101	84,587
6.25%, 6/15/25(3)		137	135,387
Sirius XM Radio, Inc.:
3.125%, 9/1/26(3)		125	112,910
5.00%, 8/1/27(3)		130	120,900
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(5)	EUR	129	115,118
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(5)	EUR	400	393,853
Townsquare Media, Inc., 6.875%, 2/1/26(3)		141	136,020
Security	Principal Amount (000's omitted)*		Value
Media (continued)
Univision Communications, Inc., 7.375%, 6/30/30(3)		142	$ 138,342
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	400	420,684
			$ 4,631,560
Metals & Mining — 1.5%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		598	$ 606,228
BWX Technologies, Inc.:
4.125%, 6/30/28(3)		159	144,971
4.125%, 4/15/29(3)		118	106,017
Calderys Financing, LLC, 11.25%, 6/1/28(3)		140	144,165
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)		460	463,216
Constellium SE, 3.125%, 7/15/29(5)	EUR	100	94,786
Eldorado Gold Corp., 6.25%, 9/1/29(3)		251	225,141
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	248,921
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		204	193,706
6.125%, 4/1/29(3)		96	92,063
New Gold, Inc., 7.50%, 7/15/27(3)		287	274,672
Novelis Corp., 3.25%, 11/15/26(3)		89	80,988
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	200	194,273
Permian Resources Operating, LLC, 5.375%, 1/15/26(3)		225	216,987
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(3)		253	225,803
TMS International Corp., 6.25%, 4/15/29(3)		196	164,152
			$ 3,476,089
Oil, Gas & Consumable Fuels — 1.9%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(3)		555	$ 551,282
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(3)		173	163,168
CVR Energy, Inc., 5.75%, 2/15/28(3)		439	396,797
EnLink Midstream Partners, L.P., Series C, 9.618%, (3 mo. USD LIBOR + 4.11%)(7)(9)		145	125,440
EQT Corp., 6.125%, 2/1/25		39	39,056
Neptune Energy Bondco PLC, 6.625%, 5/15/25(3)		200	198,715
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(7)		862	4,848
Parkland Corp.:
4.50%, 10/1/29(3)		110	97,171
4.625%, 5/1/30(3)		202	177,464
Permian Resources Operating, LLC:
5.875%, 7/1/29(3)		260	248,032
7.75%, 2/15/26(3)		190	192,655
Plains All American Pipeline, L.P., Series B, 9.431%, (3 mo. USD LIBOR + 4.11%)(7)(9)		327	297,252

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Oil, Gas & Consumable Fuels (continued)
Precision Drilling Corp.:
6.875%, 1/15/29(3)		152	$ 143,468
7.125%, 1/15/26(3)		99	98,185
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(3)		245	234,253
8.875%, 11/15/24(3)		71	71,298
Southwestern Energy Co., 4.75%, 2/1/32		194	172,551
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 4/30/30		226	200,581
Tap Rock Resources, LLC, 7.00%, 10/1/26(3)		292	301,843
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32		169	148,325
4.875%, 2/1/31		37	34,395
5.50%, 3/1/30		36	34,747
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)		147	146,092
Transocean, Inc., 8.75%, 2/15/30(3)		88	91,443
Wintershall Dea Finance 2 B.V., Series NC5, 2.499% to 4/20/26(5)(7)(8)	EUR	400	381,636
			$ 4,550,697
Packaging&Containers — 0.2%
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(3)		230	$ 234,018
Trivium Packaging Finance B.V., 8.50%, 8/15/27(3)		200	192,634
			$ 426,652
Passenger Airlines — 0.5%
Air Canada, 3.875%, 8/15/26(3)		101	$ 93,819
Air France-KLM:
7.25%, 5/31/26(5)	EUR	100	114,485
8.125%, 5/31/28(5)	EUR	300	349,651
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(3)		288	283,800
5.75%, 4/20/29(3)		144	139,552
United Airlines, Inc., 4.625%, 4/15/29(3)		193	174,812
			$ 1,156,119
Pharmaceuticals — 1.0%
Bayer AG, 5.375% to 6/25/30, 3/25/82(5)(8)	EUR	200	$ 206,813
BellRing Brands, Inc., 7.00%, 3/15/30(3)		336	337,572
Cheplapharm Arzneimittel GmbH, 8.062%, (3 mo. EURIBOR + 4.75%), 5/15/30(5)(9)	EUR	300	334,858
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(3)(10)		200	146,040
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(3)(10)		247	180,038
Security	Principal Amount (000's omitted)*		Value
Pharmaceuticals (continued)
Gruenenthal GmbH, 6.75%, 5/15/30(5)	EUR	200	$ 229,111
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(3)		217	206,412
Option Care Health, Inc., 4.375%, 10/31/29(3)		163	144,057
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(3)		253	218,625
Perrigo Finance Unlimited Co., 4.65%, 6/15/30		400	358,749
			$ 2,362,275
Pipelines — 1.1%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(3)		102	$ 98,756
7.875%, 5/15/26(3)		109	111,405
Cheniere Energy Partners, L.P., 4.00%, 3/1/31		233	207,549
Cheniere Energy, Inc., 4.625%, 10/15/28		118	110,865
DT Midstream, Inc., 4.125%, 6/15/29(3)		172	152,654
Energy Transfer, L.P.:
5.00%, 5/15/50		136	115,239
Series B, 6.625% to 2/15/28(7)(8)		147	117,049
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(3)		364	332,972
6.00%, 7/1/25(3)		43	42,731
6.50%, 7/1/27(3)		116	115,556
7.50%, 6/1/30(3)		126	130,047
Kinetik Holdings, L.P., 5.875%, 6/15/30(3)		237	228,047
New Fortress Energy, Inc., 6.50%, 9/30/26(3)		307	282,075
Venture Global LNG, Inc.:
8.125%, 6/1/28(3)		139	141,407
8.375%, 6/1/31(3)		222	225,470
Western Midstream Operating, L.P.:
4.05%, 2/1/30		207	188,318
4.50%, 3/1/28		27	25,694
4.75%, 8/15/28		24	23,002
			$ 2,648,836
Real Estate Investment Trusts (REITs) — 0.5%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(3)		151	$ 120,937
Heimstaden Bostad AB:
3.00% to 10/29/27(5)(7)(8)	EUR	315	165,240
3.375% to 1/15/26(5)(7)(8)	EUR	100	54,269
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(3)		27	24,950
4.125%, 8/15/30(3)		198	175,753

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Real Estate Investment Trusts (REITs) (continued)
VICI Properties, L.P./VICI Note Co., Inc.: (continued)
4.25%, 12/1/26(3)		300	$ 282,863
4.50%, 9/1/26(3)		100	94,789
4.625%, 12/1/29(3)		66	60,369
5.625%, 5/1/24(3)		200	199,129
			$ 1,178,299
Real Estate Management & Development — 0.1%
Emeria SASU, 7.75%, 3/31/28(5)	EUR	340	$ 347,737
			$ 347,737
Retail — 0.1%
PEU (Fin) PLC, 7.25%, 7/1/28(5)	EUR	200	$ 220,631
			$ 220,631
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(3)		258	$ 233,916
			$ 233,916
Software — 0.7%
Athenahealth Group, Inc., 6.50%, 2/15/30(3)		306	$ 259,655
Black Knight InfoServ, LLC, 3.625%, 9/1/28(3)		152	139,460
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		329	292,547
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)		93	83,787
9.00%, 9/30/29(3)		169	151,585
Fair Isaac Corp., 4.00%, 6/15/28(3)		165	151,583
Open Text Corp., 3.875%, 2/15/28(3)		37	32,948
Open Text Holdings, Inc., 4.125%, 2/15/30(3)		37	31,751
Playtika Holding Corp., 4.25%, 3/15/29(3)		303	267,682
SS&C Technologies, Inc., 5.50%, 9/30/27(3)		296	286,229
			$ 1,697,227
Specialty Retail — 2.5%
Arko Corp., 5.125%, 11/15/29(3)		247	$ 205,556
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(3)		27	23,911
4.75%, 3/1/30		228	201,571
5.00%, 2/15/32(3)		28	24,427
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)		45	43,528
6.75%, 7/1/36		80	72,828
6.95%, 3/1/33		168	152,168
7.60%, 7/15/37		75	67,230
Security	Principal Amount (000's omitted)*		Value
Specialty Retail (continued)
Bath & Body Works, Inc.: (continued)
9.375%, 7/1/25(3)		31	$ 32,750
Dave & Buster's, Inc., 7.625%, 11/1/25(3)		457	462,148
Dufry One B.V., 3.375%, 4/15/28(5)	EUR	479	481,302
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(3)		224	233,733
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.875%, 4/1/29(3)		246	211,859
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(3)		100	87,335
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)		203	179,968
IRB Holding Corp., 7.00%, 6/15/25(3)		98	98,578
Ken Garff Automotive, LLC, 4.875%, 9/15/28(3)		155	135,946
Kohl's Corp., 4.625%, 5/1/31		169	124,933
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(3)		257	224,462
8.25%, 8/1/31(3)		32	32,536
Lithia Motors, Inc., 3.875%, 6/1/29(3)		86	74,146
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(5)(6)	EUR	285	297,439
Patrick Industries, Inc.:
4.75%, 5/1/29(3)		196	169,381
7.50%, 10/15/27(3)		30	29,527
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)		250	229,488
7.75%, 2/15/29(3)		264	257,759
Punch Finance PLC, 6.125%, 6/30/26(5)	GBP	340	377,219
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)		172	147,517
4.875%, 11/15/31(3)		143	118,841
SRS Distribution, Inc., 6.00%, 12/1/29(3)		244	212,003
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(3)		135	115,343
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(3)		254	223,508
White Cap Buyer, LLC, 6.875%, 10/15/28(3)		230	207,481
Yum! Brands, Inc., 3.625%, 3/15/31		340	291,745
			$ 5,848,166
Technology Hardware, Storage & Peripherals — 0.6%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(5)	EUR	155	$ 164,375
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(3)		410	372,664
4.00%, 7/1/29(3)		97	87,876
NCR Corp.:
5.125%, 4/15/29(3)		69	61,765

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Technology Hardware, Storage & Peripherals (continued)
NCR Corp.: (continued)
5.25%, 10/1/30(3)		104	$ 92,707
Presidio Holdings, Inc., 8.25%, 2/1/28(3)		158	153,417
Science Applications International Corp., 4.875%, 4/1/28(3)		260	244,696
Seagate HDD Cayman:
4.091%, 6/1/29		52	45,743
9.625%, 12/1/32(3)		248	275,252
			$ 1,498,495
Telecommunications — 1.1%
Ciena Corp., 4.00%, 1/31/30(3)		117	$ 102,492
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)		421	404,001
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(8)		25	23,082
Sprint, LLC, 7.875%, 9/15/23		375	375,649
Telecom Italia SpA/Milano:
2.75%, 4/15/25(5)	EUR	140	146,410
4.00%, 4/11/24(5)	EUR	100	109,248
6.875%, 2/15/28(5)	EUR	100	109,150
7.875%, 7/31/28(5)	EUR	200	224,161
Telefonica Europe B.V., 7.125% to 8/23/28(5)(7)(8)	EUR	200	228,416
Viasat, Inc., 5.625%, 4/15/27(3)		61	55,017
Vodafone Group PLC:
2.625% to 5/27/26, 8/27/80(5)(8)	EUR	220	221,355
4.875% to 7/3/25, 10/3/78(5)(8)	GBP	215	259,593
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(5)	EUR	259	243,687
			$ 2,502,261
Transportation — 0.2%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		249	$ 221,702
Seaspan Corp., 5.50%, 8/1/29(3)		213	173,887
			$ 395,589
Wireless Telecommunication Services — 0.1%
Iliad Holding SASU, 6.50%, 10/15/26(3)		258	$ 247,489
			$ 247,489
Total Corporate Bonds (identified cost $92,482,564)			$ 84,302,524

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	10,185	$ 317,976
Total Exchange-Traded Funds (identified cost $311,254)		$ 317,976

Preferred Stocks — 0.9%
Security	Shares	Value
Banks — 0.1%
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(8)	669	$ 66,482
JPMorgan Chase & Co., Series LL, 4.625%	4,150	86,652
		$ 153,134
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 101,491
KKR Group Finance Co. IX, LLC, 4.625%	7,175	130,657
Stifel Financial Corp., Series D, 4.50%	4,600	74,842
		$ 306,990
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$ 111,020
SCE Trust III, Series H, 5.75% to 3/15/24(8)	4,892	114,962
SCE Trust IV, Series J, 5.375% to 9/15/25(8)	1,911	38,946
SCE Trust V, Series K, 5.45% to 3/15/26(8)	3,551	80,217
		$ 345,145
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(8)	2,718	$ 63,057
Athene Holding, Ltd., Series C, 6.375% to 6/30/25(8)	3,171	75,121
		$ 138,178
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer, L.P.:
Series C, 9.86%, (3 mo. USD LIBOR + 4.53%)(9)	3,000	$ 75,720
Series E, 7.60% to 5/15/24(8)	4,970	122,759
NuStar Energy, L.P., Series B, 11.151%, (3 mo. USD LIBOR + 5.643%)(9)	11,260	273,393
		$ 471,872
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	6,429	$ 86,952

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Brookfield Property Partners, L.P.: (continued)
Series A2, 6.375%	8,191	$ 119,753
		$ 206,705
Retail REITs — 0.0%(4)
SITE Centers Corp., Series A, 6.375%	4,730	$ 114,372
		$ 114,372
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,788	$ 346,810
		$ 346,810
Wireless Telecommunication Services — 0.1%
United States Cellular Corp., 5.50%	11,360	$ 163,925
		$ 163,925
Total Preferred Stocks (identified cost $2,733,375)		$ 2,247,131

Senior Floating-Rate Loans — 1.3%(11)
Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.3%
Air Canada, Term Loan, 8.839%, (3 mo. USD LIBOR + 3.50%), 8/11/28	$202	$ 202,381
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	341	356,109
		$ 558,490
Apparel & Luxury Goods — 0.1%
ABG Intermediate Holdings 2, LLC, Term Loan, 12/21/28(12)	$98	$ 98,055
Hanesbrands, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 3/8/30	53	53,101
		$ 151,156
Auto Components — 0.1%
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	$131	$ 131,147
DexKo Global, Inc., Term Loan, 10/4/28(12)	81	78,598
		$ 209,745
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services — 0.1%
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 2/13/26(12)	$51	$ 47,940
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	328	271,147
		$ 319,087
Health Care Technology — 0.1%
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	$291	$ 291,096
		$ 291,096
Hotels, Restaurants & Leisure — 0.1%
IRB Holding Corp., Term Loan, 12/15/27(12)	$110	$ 109,568
Spectacle Gary Holdings, LLC, Term Loan, 9.769%, (SOFR + 4.25%), 12/10/28	190	185,700
		$ 295,268
IT Services — 0.1%
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.952%, (SOFR + 8.85%), 6.702% cash, 7.25% PIK, 2/28/25	$245	$ 240,765
		$ 240,765
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 12.263%, (SOFR + 6.50%), 5/25/27	$139	$ 139,206
		$ 139,206
Machinery — 0.0%(4)
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	$55	$ 55,191
		$ 55,191
Professional Services — 0.0%(4)
AlixPartners, LLP, Term Loan, 2/4/28(12)	$45	$ 44,464
		$ 44,464
Software — 0.0%(4)
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	$0(13)	$ 62
Riverbed Technology, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 7/1/28	55	33,143
		$ 33,205

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.2%
Michaels Companies, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 4/15/28	$180	$ 166,575
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	379	379,599
		$ 546,174
Trading Companies & Distributors — 0.1%
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	$249	$ 210,824
		$ 210,824
Total Senior Floating-Rate Loans (identified cost $3,143,188)		$ 3,094,671

Miscellaneous — 0.0%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
Alpha Holding S.A., Escrow Certificates(1)(2)	400,000	$ 0
		$ 0
Transportation — 0.0%(4)
Hertz Corp., Escrow Certificates(1)	$58,000	$ 5,220
Hertz Corp., Escrow Certificates(1)	$167,000	6,680
Hertz Corp., Escrow Certificates(1)	$110,000	4,400
		$ 16,300
Total Miscellaneous (identified cost $99,021)		$ 16,300

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(14)	2,768,478	$ 2,768,478
Total Short-Term Investments (identified cost $2,768,478)		$ 2,768,478
Total Investments — 99.6% (identified cost $194,975,552)		$237,542,288
Other Assets, Less Liabilities — 0.4%		$ 961,923
Net Assets — 100.0%		$238,504,211

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $53,084,793 or 22.3% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $19,136,279 or 8.0% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(13)	Principal amount is less than $500.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	67.9%	$161,266,641
United Kingdom	7.5	17,707,840
France	3.5	8,413,271
Spain	2.7	6,333,387
Netherlands	2.5	5,948,915
Canada	2.3	5,436,904
Germany	2.3	5,430,474
Japan	2.0	4,745,294
Switzerland	1.9	4,406,538
Denmark	1.6	3,891,661
Luxembourg	0.8	1,963,976
Taiwan	0.7	1,755,153
Australia	0.6	1,473,461
Hong Kong	0.6	1,431,452
India	0.6	1,401,584
Italy	0.5	1,185,393
Bermuda	0.5	1,068,267
United Arab Emirates	0.4	1,033,085
South Africa	0.4	828,606
Sweden	0.1	341,846
Czech Republic	0.1	309,184
Poland	0.1	251,024
Turkey	0.1	225,141
Mexico	0.1	187,031
China	0.1	183,336
Brazil	0.0(1)	4,848
Exchange-Traded Funds	0.1	317,976
Total Investments	100.0%	$237,542,288
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
PC	– Participation Certificate
PFC Shares	– Preference Shares
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at July 31, 2023.
Termination of Global Income Builder Portfolio
Prior to the close of business on June 16, 2023, the Fund invested all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 16, 2023, the Fund received its pro-rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of June 17, 2023, the Fund invests its assets directly.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,768,478, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Portfolio for the period from November 1, 2022 through June 16, 2023 and by the Fund for the period from June 17, 2023 through July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)(1)	Change in unrealized appreciation (depreciation)(1)	Value, end of period	Dividend income(1)	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(2)	$1,319,217	$52,514,363	$(51,065,102)	$ —	$ —	$2,768,478	$93,255	2,768,478
(1)	Includes amounts allocated from the Portfolio for the period while the Fund was investing in the Portfolio.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments,which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 7,327,028	$ 1,079,732	$ —	$ 8,406,760
Consumer Discretionary	8,045,345	7,466,572	—	15,511,917
Consumer Staples	6,794,773	4,657,061	—	11,451,834
Energy	7,506,255	—	—	7,506,255
Financials	11,852,483	6,866,900	—	18,719,383
Health Care	13,016,855	13,451,097	—	26,467,952
Industrials	8,440,322	9,767,982	—	18,208,304
Information Technology	24,727,695	6,372,449	0	31,100,144
Materials	—	2,628,985	—	2,628,985
Real Estate	988,462	—	—	988,462
Utilities	1,763,108	1,518,478	—	3,281,586
Total Common Stocks	$90,462,326	$53,809,256**	$0	$144,271,582

Eaton Vance
Global Income Builder Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Convertible Bonds	$ —	$ 523,626	$ —	$ 523,626
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	84,302,524	—	84,302,524
Exchange-Traded Funds	317,976	—	—	317,976
Preferred Stocks:
Communication Services	163,925	—	—	163,925
Energy	471,872	—	—	471,872
Financials	531,820	66,482	—	598,302
Industrials	346,810	—	—	346,810
Real Estate	321,077	—	—	321,077
Utilities	345,145	—	—	345,145
Total Preferred Stocks	$ 2,180,649	$ 66,482	$ —	$ 2,247,131
Senior Floating-Rate Loans	$ —	$ 3,094,671	$ —	$ 3,094,671
Miscellaneous	—	16,300	0	16,300
Short-Term Investments	2,768,478	—	—	2,768,478
Total Investments	$95,729,429	$141,812,859	$0	$237,542,288
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.